Cover Document	May 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2026
Entity Registrant Name	Via Renewables, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36559
Entity Tax Identification Number	46-5453215
Entity Address, Address Line One	12140 Wickchester Ln
Entity Address, Address Line Two	Ste 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	713
Local Phone Number	600-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	8.75% Series A Fixed-to-Floating RateCumulative Redeemable Perpetual Preferred Stock, par value $0.01 per share
Trading Symbol	VIASP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001606268
Amendment Flag	false